ACQUISTITIONS AND INVESTMENTS - Tonogold Resources Inc (Details) - USD ($)		12 Months Ended
	Sep. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Business Acquisition [Line Items]
Cash		$ 0	$ 240,000
Tonogold CPS		925,819	3,979,723	$ 1,107,742
Net gain on sale		0	18,275,846
Tonogold Resources, Inc.
Business Acquisition [Line Items]
Cash	$ 7,065,000
Tonogold CPS	7,607,263
Tonogold note receivable	6,141,497	$ 7,255,000	5,498,500
Contingent forward asset - fair value on settlement date	(1,998,832)
Total Consideration	18,814,928
Net carrying value Comstock Mining LLC	(539,082)
Net gain on sale	$ 18,275,846		$ 18,300,000